Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Outstanding stock options, Beginning balance	5,371,000
Options granted	0	0
Options exercised	(91,000)
Options forfeited	(3,000)
Options expired	(682,000)
Outstanding stock options, Ending Balance	4,595,000	5,371,000
Number of outstanding options, Vested or expected to vest	4,595,000
Exercisable, Stock options	4,594,000
Outstanding Weighted average exercise price, Beginning Balance	$ 124.21
Options granted, Weighted average exercise price	0
Options exercised, Weighted average exercise price	92.72
Options forfeited, Weighted average exercise price	128.14
Options expired, Weighted average exercise price	116.93
Outstanding Weighted average exercise price, ending Balance	125.91	$ 124.21
Outstanding Weighted average exercise price, Vested or expected to vest	125.91
Exercisable, Weighted average exercise price	$ 125.91
Weighted Average Remaining Contractual Life, Outstanding at December 31, 2025	3 years 4 months 24 days
Weighted Average Remaining Contractual Life, Vested or expected to vest as of December 31, 2025	3 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2025	3 years 4 months 24 days
Intrinsic Value, Outstanding at December 31, 2025	$ 0
Intrinsic Value, Vested or expected to vest as of December 31, 2025	0
Intrinsic Value, Exercisable at December 31, 2025	$ 0